34. Operating Segments	12 Months Ended
Dec. 31, 2018
Operating Segments
Operating Segments

Operating segments are business activities that generate revenues and incur expenses, whose operating results are regularly reviewed by the executive boards of the Parent Company and subsidiaries and by key strategic decision-makers responsible for allocating funds and assessing performance.

34.1	Products and services from which we generate revenues from the reportable segments

The Company operates in reportable segments identified by Management, through the chief officers of each business area, taking into consideration the regulatory environments, the strategic business units and the different products and services. These segments are managed separately, since each business and each company requires different technologies and strategies.

In 2018 and 2017, all sales have been to customers within the Brazilian territory, in addition, all non-current assets are also located in national territory.

The Company did not identify any customer who individually accounts for more than 10% of their total net revenues in 2018.

The Company evaluates the performance of each segment based on information derived from the accounting records.

The accounting policies of the operating segments are the same as those described in Note 4.

34.2	The Company’s reportable segments

The reportable segments of the Company, in accordance with IFRS 8, are:

Power generation and transmission (GET) - this segment comprises the generation of electric energy from hydraulic, wind, and thermal projects (GER) and the transmission and transformation of the power generated by the Company, and the construction, operation and maintenance of all power transmission substations and lines (TRA); for managers, the assets and liabilities of the generation and transmission segments are shown on an aggregate basis while their result is shown separately;

Power distribution (DIS) - this segment comprises the distribution of electric energy, the operation and maintenance of the distribution infrastructure and related services;

Telecommunications (TEL) - this segment comprises telecommunications and general communications services;

GAS - this segment comprises the public service of piped natural gas distribution.;

Power sale (COM) - this segment comprises the sale of electric energy and related services; and

Holding Company (HOL) - this segment comprises participation in other companies.

34.3	Assets by reportable segment

ASSETS	Electric Energy		TEL	GAS	COM	HOL	Intersegment operations	Total
12.31.2018	GET	DIS
TOTAL ASSETS	18,573,953	12,331,603	1,264,748	675,286	227,287	3,359,407	(502,184)	35,930,100
CURRENT ASSETS	1,722,519	3,971,915	88,239	204,725	181,077	1,214,523	(705,152)	6,677,846
NON-CURRENT ASSETS	16,851,434	8,359,688	1,176,509	470,561	46,210	2,144,884	202,968	29,252,254
Long term assets	4,660,867	2,968,282	88,798	466,942	43,564	1,950,280	(164,473)	10,014,260
Investments	2,212,271	1,343	-	-	2,442	152,178	-	2,368,234
Property, plant and equipment	9,728,872	-	1,071,489	-	51	40,251	-	10,840,663
Intangible assets	249,424	5,390,063	16,222	3,619	153	2,175	367,441	6,029,097

ASSETS	Electric Energy		TEL	GAS	COM	HOL	Intersegment operations	Total
12.31.2017	GET	DIS
TOTAL ASSETS	17,110,518	11,529,588	1,054,741	632,910	208,369	3,211,162	(584,911)	33,162,377
CURRENT ASSETS	1,461,512	3,609,663	102,002	151,966	187,966	1,035,545	(846,820)	5,701,834
NON-CURRENT ASSETS	15,649,006	7,919,925	952,739	480,944	20,403	2,175,617	261,909	27,460,543
Long term assets	4,037,312	2,167,690	69,543	437,056	17,703	2,019,192	(140,870)	8,607,626
Investments	2,424,081	1,362	-	-	2,457	115,765	26,978	2,570,643
Property, plant and equipment	8,924,508	-	866,489	-	57	38,396	-	9,829,450
Intangible assets	263,105	5,750,873	16,707	43,888	186	2,264	375,801	6,452,824

34.4	Statement of income by reportable segment

STATEMENT OF INCOME	Electric Energy			TEL	GAS	COM	HOL	Intersegment operations	Total
	GET
12.31.2018	GER	TRA	DIS
NET OPERATING REVENUES	3,007,565	904,826	9,972,442	421,408	588,532	1,341,162	-	(1,301,155)	14,934,780
Net operating revenues - third-parties	2,116,875	680,567	9,932,267	364,741	582,895	1,341,162	-	(83,727)	14,934,780
Net operating revenues - between segments	890,690	224,259	40,175	56,667	5,637	-	-	(1,217,428)	-
OPERATING COSTS AND EXPENSES	(1,619,431)	(561,850)	(9,474,473)	(369,201)	(515,594)	(1,354,578)	(57,993)	1,276,499	(12,676,621)
Energy purchased for resale	(417,918)	-	(5,577,719)	-	-	(1,338,473)	-	972,932	(6,361,178)
Charges for use of the main transmission grid	(408,347)	-	(1,012,062)	-	-	-	-	243,629	(1,176,780)
Personnel and management	(214,855)	(147,139)	(837,728)	(92,472)	(34,896)	(13,734)	(16,961)	-	(1,357,785)
Pension and healthcare plans	(36,379)	(25,884)	(159,842)	(13,892)	(3,881)	(1,507)	(2,365)	-	(243,750)
Materials and supplies	(11,637)	(5,054)	(60,379)	(1,763)	(2,110)	(65)	(749)	-	(81,757)
Raw materials and supplies for generation	(25,367)	-	-	-	-	-	-	5,638	(19,729)
Natural gas and supplies for gas business	-	-	-	-	(412,618)	-	-	-	(412,618)
Third party services	(119,668)	(33,489)	(339,399)	(91,127)	(17,034)	(1,700)	(32,311)	62,501	(572,227)
Depreciation and amortization	(353,916)	(11,386)	(301,581)	(58,209)	(22,759)	(16)	(1,312)	-	(749,179)
Provision (reversal) for litigations	18,059	7,879	(222,057)	(12,844)	(154)	9	(10,528)	-	(219,636)
Impairment of assets	22,312	-	-	-	-	-	1,648	(5,040)	18,920
Other estimated losses, provisions and reversals	55,457	(49,486)	(77,985)	(12,749)	(6,017)	(935)	(14,266)	-	(105,981)
Construction cost	-	(277,259)	(741,855)	-	(13,478)	-	-	(19,616)	(1,052,208)
Other operating costs and expenses, net	(127,172)	(20,032)	(143,866)	(86,145)	(2,647)	1,843	18,851	16,455	(342,713)
EQUITY IN EARNINGS OF INVESTEES	5,514	123,676	-	-	-	(15)	6,713	-	135,888
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	1,393,648	466,652	497,969	52,207	72,938	(13,431)	(51,280)	(24,656)	2,394,047
Financial income	119,196	29,163	335,377	16,808	29,454	6,065	305,344	(27,492)	813,915
Financial expenses	(517,832)	(136,455)	(308,319)	(41,713)	(31,865)	(104)	(243,169)	27,492	(1,251,965)
OPERATING PROFIT (LOSS)	995,012	359,360	525,027	27,302	70,527	(7,470)	10,895	(24,656)	1,955,997
Income tax and social contribution	(327,598)	(75,361)	(148,244)	(2,853)	(10,909)	2,632	41,957	8,383	(511,993)
NET INCOME (LOSS)	667,414	283,999	376,783	24,449	59,618	(4,838)	52,852	(16,273)	1,444,004

STATEMENT OF INCOME	Electric Energy			TEL	GAS	COM	HOL	Intersegment operations	Total
	GET
12.31.2017	GER	TRA	DIS
NET OPERATING REVENUES	3,176,811	819,623	9,358,664	380,550	515,563	664,495	-	(891,133)	14,024,573
Net operating revenues - third-parties	2,851,644	640,199	9,324,633	306,473	510,010	664,495	-	(272,881)	14,024,573
Net operating revenues - between segments	325,167	179,424	34,031	74,077	5,553	-	-	(618,252)	-
OPERATING COSTS AND EXPENSES	(1,868,390)	(546,510)	(9,071,359)	(286,363)	(309,213)	(654,445)	(139,784)	891,133	(11,984,931)
Energy purchased for resale	(390,019)	-	(5,717,970)	-	-	(654,026)	-	596,565	(6,165,450)
Charges for use of the main transmission grid	(352,958)	-	(554,805)	-	-	-	-	195,733	(712,030)
Personnel and management	(218,456)	(122,515)	(822,963)	(107,874)	(35,761)	(12,993)	(22,782)	-	(1,343,344)
Pension and healthcare plans	(38,782)	(22,733)	(154,285)	(14,800)	(3,577)	(1,415)	(2,005)	-	(237,597)
Materials and supplies	(12,463)	(4,732)	(60,320)	(2,978)	(1,936)	(27)	(668)	-	(83,124)
Raw materials and supplies for generation	(102,719)	-	-	-	-	-	-	5,359	(97,360)
Natural gas and supplies for gas business	-	-	-	-	(309,542)	-	-	-	(309,542)
Third party services	(120,993)	(24,609)	(347,393)	(67,612)	(22,670)	(1,280)	(15,089)	78,131	(521,515)
Depreciation and amortization	(368,987)	(7,201)	(285,835)	(39,553)	(28,753)	(9)	(1,261)	-	(731,599)
Provision (reversal) for litigations	(39,733)	(81,210)	(168,600)	(3,648)	854	(156)	(93,880)	-	(386,373)
Impairment of assets	3,886	-	-	-	123,586	-	(4,690)	-	122,782
Other estimated losses, provisions and reversals	(9,397)	1,107	(83,916)	(8,309)	(1,433)	-	-	-	(101,948)
Construction cost	-	(272,216)	(717,351)	-	(14,314)	-	-	-	(1,003,881)
Other operating costs and expenses, net	(217,769)	(12,401)	(157,921)	(41,589)	(15,667)	15,461	591	15,345	(413,950)
EQUITY IN EARNINGS OF INVESTEES	(5,777)	93,145	-	-	-	(564)	14,935	-	101,739
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	1,302,644	366,258	287,305	94,187	206,350	9,486	(124,849)	-	2,141,381
Financial income	73,433	13,313	380,597	11,828	38,821	6,515	186,660	(11,857)	699,310
Financial expenses	(565,837)	(123,707)	(343,540)	(30,691)	(64,433)	(322)	(331,077)	11,857	(1,447,750)
OPERATING PROFIT (LOSS)	810,240	255,864	324,362	75,324	180,738	15,679	(269,266)	-	1,392,941
Income tax and social contribution	(191,899)	(30,515)	22,893	(21,272)	(66,785)	(2,638)	15,530	-	(274,686)
NET INCOME (LOSS)	618,341	225,349	347,255	54,052	113,953	13,041	(253,736)	-	1,118,255

STATEMENT OF INCOME	Electric Energy			TEL	GAS	HOL	Intersegment operations	Total
	GET
12.31.2016	GER	TRA	DIS
NET OPERATING REVENUES	2,927,680	1,491,547	8,344,765	325,115	542,822	6,238	(536,414)	13,101,753
Net operating revenues - third-parties	2,618,869	1,406,335	8,313,141	258,794	498,376	6,238	-	13,101,753
Net operating revenues - between segments	308,811	85,212	31,624	66,321	44,446	-	(536,414)	-
OPERATING COSTS AND EXPENSES	(2,032,767)	(605,202)	(8,502,377)	(241,848)	(534,817)	101,251	536,414	(11,279,346)
Energy purchased for resale	(92,050)	-	(4,893,230)	-	-	(9,119)	308,795	(4,685,604)
Charges for use of the main transmission grid	(322,849)	-	(642,753)	-	-	-	99,359	(866,243)
Personnel and management	(208,887)	(116,966)	(804,974)	(101,397)	(32,765)	(39,429)	-	(1,304,418)
Pension and healthcare plans	(43,251)	(24,171)	(163,329)	(18,827)	(3,596)	(6,593)	-	(259,767)
Materials and supplies	(12,768)	(5,017)	(59,178)	(2,044)	(1,768)	(688)	-	(81,463)
Raw materials and supplies for generation	(77,797)	-	-	-	-	-	44,445	(33,352)
Natural gas and supplies for gas business	-	-	-	-	(325,413)	-	-	(325,413)
Third party services	(157,602)	(24,030)	(348,479)	(46,552)	(20,082)	(26,755)	73,007	(550,493)
Depreciation and amortization	(369,352)	(3,697)	(274,180)	(34,645)	(25,251)	(1,171)	-	(708,296)
Provision (reversal) for litigations	(1,086)	(9,234)	(128,899)	(4,653)	(1,036)	166,316	-	21,408
Impairment of assets	(494,098)	-	-	-	(87,479)	-	-	(581,577)
Other estimated losses, provisions and reversals	(30,700)	(975)	(171,045)	(2,598)	(3,209)	-	-	(208,527)
Construction cost	-	(406,345)	(849,275)	-	(25,125)	-	-	(1,280,745)
Other operating costs and expenses, net	(222,327)	(14,767)	(167,035)	(31,132)	(9,093)	18,690	10,808	(414,856)
EQUITY IN EARNINGS OF INVESTEES	(55,284)	117,970	-	-	-	103,725	-	166,411
PROFIT (LOSS) BEFORE FINANCIAL INCOME AND TAX	894,913	1,004,315	(157,612)	83,267	8,005	211,214	-	2,044,102
Financial income	130,077	21,339	396,880	13,489	13,551	331,646	(3,046)	903,936
Financial expenses	(617,341)	(108,538)	(401,863)	(23,100)	(14,973)	(335,823)	3,046	(1,498,592)
OPERATING PROFIT (LOSS)	407,649	917,116	(162,595)	73,656	6,583	207,037	-	1,449,446
Income tax and social contribution	(205,027)	(220,512)	(17,851)	(15,324)	(1,632)	(59,344)	-	(519,690)
NET INCOME (LOSS)	202,622	696,604	(180,446)	58,332	4,951	147,693	-	929,756

34.5	Additions to non-current assets by reportable segment

	Electric Energy		TEL	GAS	COM	HOL	Total
12.31.2018	GET	DIS
Contract Assets	-	797,832	-	15,618	-	-	813,450
Property, plant and equipment	1,160,967	-	308,242	-	4	267	1,469,480
Intangible assets	6,351	-	1,235	-	-	3	7,589

	Electric Energy		TEL	GAS	COM	HOL	Total
12.31.2017	GET	DIS
Property, plant and equipment	1,077,088	-	238,944	-	7	376	1,316,415
Intangible assets	3,996	757,709	2,200	13,745	101	635	778,386

	Electric Energy		TEL	GAS	HOL	Total
12.31.2016	GET	DIS
Property, plant and equipment	619,964	-	187,313	-	556	807,833
Intangible assets	3,207	892,693	6,447	25,847	533	928,727